ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 Vote director $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares
Ordinary shares
Increased value of authorized ordinary share capital | $		$ 175,000
Ordinary shares, shares authorized	3,500,000,000	3,500,000,000	2,002,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005	$ 0.00005	$ 0.00005
William Wei Huang
Ordinary shares
Percent of issued share capital of the Company ceased on conversion basis	2.75%
Class A ordinary shares
Ordinary shares
Ordinary shares, shares authorized		3,300,000,000
Number of votes per share at general meetings | Vote	1
Common stock, outstanding shares (in shares)	1,480,842,655		1,456,842,655
Number of shares converted	24,000,000
Class B ordinary shares
Ordinary shares
Ordinary shares, shares authorized		200,000,000
Number of votes per share at general meetings | Vote	20
Number of directors for simple majority | director	6
Common stock, outstanding shares (in shares)	43,590,336		67,590,336
Number of shares converted	24,000,000